September 24, 2021	Mark C. Amorosi mark.amorosi@klgates.com T +1 202 778 9351 F +1 202 778 9100

VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 157 to the Registration Statement on Form N-1A (File Nos. 811-07953 and 333-17217) – Request for Selective Review

Ladies and Gentlemen:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 157 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”).

The primary purpose of this filing is to add three new series — i.e., Equitable Moderate Growth MF/ETF Portfolio, Equitable Growth MF/ETF Portfolio, and EQ/AB Sustainable U.S. Thematic Portfolio (together, the “Portfolios”) — to the Trust. Each of the Portfolios will have two classes of shares (i.e., Class IB and Class K). The Post-Effective Amendment includes a prospectus for Equitable Moderate Growth MF/ETF Portfolio and Equitable Growth MF/ETF Portfolio, a prospectus for EQ/AB Sustainable U.S. Thematic Portfolio (together, the “Prospectuses”), and a statement of additional information for the Portfolios (the “SAI”). The filing is not intended to affect the prospectus or statement of additional information of any previously registered series (or any class of such series) of the Trust.

Except for the disclosures described below, the form of the disclosure included in the Post-Effective Amendment in the Prospectuses and SAI is based on and does not differ significantly from the corresponding disclosure in the prospectus and statement of additional information contained in the Trust’s currently effective Registration Statement, and previously reviewed by the Staff in the following post-effective amendments to the Trust’s Registration Statement filed pursuant to Rule 485(a):

•

Post-Effective Amendment No. 140 to EQ Advisors Trust’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class IA, Class IB, and Class K shares (as applicable) of the Strategic Allocation Series Portfolios, the All Asset Growth-Alt 20 Portfolio and the EQ/Franklin Templeton Allocation Managed Volatility Portfolio (the “Allocation Portfolios”) (Accession No. 0001193125-19-031990) (February 8, 2019) (“Post-Effective Amendment No. 140”).

K&L GATES LLP

1601 K STREET NW    WASHINGTON    DC 20006

T +1 202 778 9000 F +1 202 778 9100 klgates.com

U.S. Securities and Exchange Commission

September 24, 2021

•

Post-Effective Amendment No. 151 to EQ Advisors Trust’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class IA, Class IB, and Class K shares (as applicable) of EQ/Large Cap Core Managed Volatility Portfolio, EQ/Large Cap Value Managed Volatility Portfolio, EQ/Value Equity Portfolio, and EQ/Invesco Global Real Assets Portfolio (Accession No. 0001193125-21-030324) (February 5, 2021) (“Post-Effective Amendment No. 151”).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing the Post-Effective Amendment.

The following sections of the Prospectus for Equitable Moderate Growth MF/ETF Portfolio and Equitable Growth MF/ETF Portfolio included in the Post-Effective Amendment differ from the corresponding sections in the prospectus for the Allocation Portfolios included in Post-Effective Amendment No. 140, to the extent they include specific disclosure about Equitable Moderate Growth MF/ETF Portfolio and Equitable Growth MF/ETF Portfolio: “Goals, Strategies & Risks”, “The Portfolios at a Glance”, “More About Investment Strategies & Risks”, and “Information Regarding the Underlying Portfolios and Underlying ETFs”.

The following sections of the Prospectus for EQ/AB Sustainable U.S. Thematic Portfolio included in the Post-Effective Amendment differ from the corresponding sections in the prospectus included in Post-Effective Amendment No. 151, to the extent they include specific disclosure about EQ/AB Sustainable U.S. Thematic Portfolio: “About the Investment Portfolio”, “More Information on Fees and Expenses”, “More Information on Strategies and Risks”, and “Management of the Trust – The Sub-Adviser”.

The disclosure in the SAI included in the Post-Effective Amendment differs from the disclosure in the statement of additional information included in Post-Effective Amendment No. 151, to the extent that it includes specific disclosure regarding the Portfolios’ names, investment strategies, sub-adviser (in the case of EQ/AB Sustainable U.S. Thematic Portfolio), portfolio managers, fees and expenses.

The Post-Effective Amendment is scheduled to become effective on December 8, 2021, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. We would appreciate receiving any comments on or about November 8, 2021. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain additional exhibits and information not included in the Post-Effective Amendment.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or my colleague Fatima Sulaiman at (202) 778-9082.

Sincerely,
/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosure

U.S. Securities and Exchange Commission

September 24, 2021

cc:	William MacGregor, Esq.

Maureen Kane, Esq.

Victoria Zozulya, Esq.

Equitable Investment Management Group, LLC

Fatima Sulaiman, Esq.

K&L Gates LLP